Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Trading Gain (Loss) from Futures and Forwards
Net realized gain (loss)	$ 947,233		$ (1,327,631)		$ 1,176,910		$ 689,898		$ 1,666,379		$ (6,587,850)
Net change in unrealized gain (loss)	(346,342)		(606,891)		(999,672)		(1,208,469)		146,893		(178,582)
Brokerage commissions and trading expenses	(21,998)		(28,768)		(75,217)		(115,550)		(142,559)		(207,526)
Net gain (loss) from futures and forwards trading	578,893		(1,963,290)		102,021		(634,121)		1,670,713		(6,973,958)
Income
Interest income	34,290		72,079		125,940		242,590		293,986		618,426
Net realized and change in unrealized gain (loss) on securities and certificates of deposit	(23,469)		(18,452)		(73,886)		(141,487)		(160,371)		(22,383)
Total income (loss)	10,821		53,627		52,054		101,103		133,615		596,043
Expenses
Trading Advisor management fees	84,047		119,216		269,200		394,761		499,206		859,607
Trading Advisor incentive fees	6,291				77,510				112,352		73,650
Cash Manager fees	4,897		8,206		16,325		25,443		31,464		45,503
General Partner fee	94,257		143,261		311,405		485,156		613,444		912,982
Selling Agent fees - General Partner	49,919		63,426		156,250		214,626		273,527		449,067
Broker dealer custodial fee - General Partner	5,919		10,294		20,937		33,069		42,210		62,524
Broker dealer servicing fee - General Partner	5,193		6,764		16,593		22,121		28,442		43,682
Administrative expenses - General Partner	300,229		206,859		808,981		726,313		909,095		791,912
Offering expenses - General Partner	110,499		137,671		268,998		369,828		487,245		537,508
Total expenses	661,251		695,697		1,946,199		2,271,317		2,996,985		3,776,435
Administrative and offering expenses waived	(306,236)		(186,134)		(733,140)		(557,540)		(715,426)		(292,441)
Net total expenses	355,015		509,563		1,213,059		1,713,777		2,281,559		3,483,994
Net investment income (loss)	(344,194)		(455,936)		(1,161,005)		(1,612,674)		(2,147,944)		(2,887,951)
Net Income (Loss)	234,699		(2,419,226)		(1,058,984)		(2,246,795)		(477,231)		(9,861,909)
General Partner
Expenses
Net Income (Loss)					(5,425)		(33,464)		11,752		(93,802)
Increase (decrease) in net asset value per unit	$ 1.81		$ (5.74)		$ (0.72)		$ (4.49)		$ 1.57		$ (14.85)
Net income (loss) per unit	$ 1.81	[1]	$ (5.73)	[1]	$ (0.73)	[1]	$ (4.49)	[1]	$ 1.58	[2]	$ (14.14)	[2]
Weighted average number of units outstanding	7,460.6309		7,460.6309		7,460.6309		7,460.6309		7,460.6308		6,634.3725
Series A
Expenses
Net Income (Loss)					(451,292)		(883,693)		(321,815)		(3,800,935)
Increase (decrease) in net asset value per unit	$ 0.42		$ (4.66)		$ (2.78)		$ (5.41)		$ (2.10)		$ (14.12)
Net income (loss) per unit	$ 0.39	[1]	$ (4.64)	[1]	$ (2.94)	[1]	$ (4.54)	[1]	$ (1.70)	[2]	$ (14.21)	[2]
Weighted average number of units outstanding	147,930.0523		179,590.0781		153,444.4094		194,823.5752		188,865.8719		267,442.0107
Series B
Expenses
Net Income (Loss)					(225,806)		(503,622)		(125,032)		(1,860,635)
Increase (decrease) in net asset value per unit	$ 0.80		$ (5.01)		$ (2.26)		$ (5.22)		$ (1.11)		$ (14.42)
Net income (loss) per unit	$ 0.69	[1]	$ (4.97)	[1]	$ (3.10)	[1]	$ (4.86)	[1]	$ (1.24)	[2]	$ (14.43)	[2]
Weighted average number of units outstanding	62,742.9660		101,142.0607		72,869.4824		103,710.7130		100,732.7325		128,975.7858
Series C
Expenses
Net Income (Loss)					(60,179)		(214,860)		(74,373)		(204,144)
Increase (decrease) in net asset value per unit	$ 1.20	[3]	$ (5.26)	[3]	$ (1.62)	[3]	$ (4.87)	[3]			$ (8.89)	[4]
Net income (loss) per unit	$ 1.22	[1]	$ (5.20)	[1]	$ (2.20)	[1]	$ (6.80)	[1]	$ (2.40)	[2]	$ (9.50)	[2]
Weighted average number of units outstanding	25,042.5999		34,421.2151		27,296.0090		31,577.7789		30,964.3417		21,493.9442
Series I
Expenses
Net Income (Loss)					$ (316,282)		$ (611,156)		$ 32,237		$ (3,902,393)
Increase (decrease) in net asset value per unit	$ 1.09		$ (5.72)		$ (2.23)		$ (5.67)		$ (0.71)		$ (16.14)
Net income (loss) per unit	$ 1.04	[1]	$ (5.74)	[1]	$ (3.20)	[1]	$ (3.50)	[1]	$ 0.20	[2]	$ (16.46)	[2]
Weighted average number of units outstanding	86,651.4143		149,797.7873		98,794.3341		174,593.0896		164,370.3383		237,093.9486

[1]	Based on weighted average number of units outstanding during the period.
[2]	Based on weighted average number of units outstanding during the year
[3]	Series C units commenced trading on September 1, 2012.
[4]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.